Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of revenue disaggregated by revenue source

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Advertising and marketing revenues
Revenues from advertisers signing contracts with the Group directly	$478,874	$356,503	$437,276
Revenues from advertising agencies	1,501,921	1,240,147	1,096,738
	1,980,795	1,596,650	1,534,014
Value-added services revenues	276,288	239,682	225,822
Total revenues	$2,257,083	$1,836,332	$1,759,836